COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Note 12 Commitments and Contingencies
Litigation and Other Legal Matters
From time to time, the Company is subject to claims and lawsuits in the ordinary course of business, such as contractual disputes and employment matters. The Company is also subject to regulatory and governmental examinations, information requests and subpoenas, inquiries, investigations, and threatened legal actions and proceedings. The Company records accruals for losses that are probable and reasonably estimable. These accruals are based on a variety of factors such as judgment, probability of loss, and opinions of internal and external legal counsel. Legal costs in connection with claims and lawsuits in the ordinary course of business are expensed as incurred.
Customer Contractual Dispute
In January 2019, the Company entered into a contract (and other related agreements) with a customer to provide mission support and launch support services. During 2021, a contractual dispute arose between the Company and the customer. In April 2022, the Company entered into a confidential settlement agreement with the customer and agreed to a payment to the customer of $833 thousand, which is anticipated to be paid by September 30, 2022. As of March 31, 2022 and December 31, 2021, the Company had accrued $833 thousand and $800 thousand for the settlement, respectively.
Commercial Agreements
During the three months ended March 31, 2022, the Company entered into commercial agreements to purchase $20 million of goods and services over three years from two affiliates of a PIPE investor. These commercial agreements became effective upon the closing of the Tailwind Two Merger.

Note 12 Commitments and Contingencies
Operating Leases
The Company has entered into various
non-cancelable
operating leases for various office, manufacturing, and warehouse facilities.
The Company’s future minimum lease payments under
non-cancelable
leases as of December 31, 2021 were as follows:

(in thousands)	Operating Leases	Finance Leases
2022	$3,484	$21
2023	4,865	21
2024	4,970	11
2025	4,928	8
2026	4,896	7
Thereafter	5,167	—

Subtotal	28,310	68
Less interest on finance leases	—	15

Total	$28,310	$53

Operating lease expense totaled $1 million and $868 thousand during 2021 and 2020, respectively.
In January 2022, the Company amended an existing operating lease to add additional manufacturing space and to increase the lease term from December 2021 to December 2026, resulting in incremental future minimum lease payments of approximately $1.1 million.

In February 2022, the Company amended an existing operating lease to increase the lease term from September 2027 to November 2032, resulting in incremental future minimum lease payments of approximately $5.4 million, and to add additional manufacturing space with a lease term of December 2022 to November 2032, resulting in incremental future minimum lease payments of approximately $17.1 million.
In March 2022, the Company signed a new operating lease for office space with a lease term from April 2022 to June 2027, resulting in incremental future minimum lease payments of approximately $2 million.
Litigation and Other Legal Matters
From time to time, the Company is subject to claims and lawsuits in the ordinary course of business, such as contractual disputes and employment matters. The Company is also subject to regulatory and governmental examinations, information requests and subpoenas, inquiries, investigations, and threatened legal actions and proceedings. The Company records accruals for losses that are probable and reasonably estimable. These accruals are based on a variety of factors such as judgment, probability of loss, and opinions of internal and external legal counsel. Legal costs in connection with claims and lawsuits in the ordinary course of business are expensed as incurred.
Customer Contractual Dispute
In January 2019, the Company entered into a contract (and other related agreements) with a customer to provide mission support and launch support services. During 2021, a contractual dispute arose between the Company and the customer. During 2022, the Company entered into a confidential settlement agreement with the customer and agreed to a payment to the customer of approximately $800 thousand. As of December 31, 2021, the Company had accrued $800 thousand for the settlement.
Engagement Agreement Matter
In September 2016, the Company entered into an engagement agreement (the “Engagement”) with an investment banker (the “Advisor”) for investment banking advisory and placement agent services for a financing transaction. A contractual dispute arose between the parties regarding the Advisor’s performance, fees and expenses. Prior to the contractual dispute, the Company terminated the Engagement, and subsequently closed on the Convertible Notes due 2028, without, in its view, the services of the Advisor. In November 2018, the Advisor initiated arbitration with the American Arbitration Association (the “AAA”) in New York. In August 2019, the AAA arbitration panel issued an award that equated to approximately $2.3 million (the “Award”) against the Company for breach of the Engagement. The award represented the placement fee that would have been paid upon closing of the Convertible Notes due 2028 and the Advisor’s legal fees. In October 2019, the Advisor filed a complaint with the California Federal District Court (“District Court”) to confirm the Award. Thereafter, the Company filed a Motion to vacate the Award. In early January 2020, the District Court granted the Advisor’s petition to confirm the Award, which the Company appealed to the U.S. Court of Appeals for the 9th Circuit (the “Ninth Circuit”). On March 9, 2021, the Ninth Circuit affirmed the District Court’s ruling. The Company recorded $2 million of the Award as deferred financing costs as of December 31, 2018. The remainder of the Award was recorded as a legal expense in selling, general and administrative expenses. The Award was paid in full during 2020.
Service Agreement Matter
In April 2017, the Company entered into a services agreement (“Service Agreement”) with an aerospace company that designs and delivers hardware that moves on spacecraft (the “Aerospace Design Company”). The Aerospace Design Company agreed to design and manufacture antennas and feeds for a satellite in connection with a Company project. A contractual dispute arose regarding the Aerospace Design Company’s performance, termination of the Services Agreement, and payment of various invoices. The Services Agreement contained a provision for final and binding arbitration. Pursuant to the arbitration provision, in November 2018, the Aerospace Design Company filed a demand for arbitration against the Company, raising claims for breach of contract and seeking monetary damages for non-payment
of an early termination fee and outstanding invoices. On August 26, 2019, the Aerospace Design Company filed an amended demand, and the case appeared before an arbitrator on January 29 through January 31, 2020, in Los Angeles, California. The parties concurrently filed post-hearing briefs on September 22, 2020 and reply briefs on October 6, 2020. On November 25, 2020, the arbitrator awarded a final award of $0.5 million in favor of the Aerospace Design Company. The final award reflected payments due as a result of the early termination fee and payments due under various unpaid invoices. The Company did not appeal the arbitration award. As of December 31, 2020, the Company had accrued $0.5 million for the settlement. The settlement was paid in full during 2021.

Tailwind Two Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration and shareholder rights agreement entered into on March 9, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $12,075,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Agreement and Plan of Merger
On October 28, 2021, the Company (here in after referred to as Tailwind Two in this Note 6) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among Tailwind Two, Titan Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Terran Orbital Corporation, a Delaware corporation (“Terran Orbital”).
The Business Combination
The Merger Agreement provides for, among other things, the following transactions on the closing date (collectively, the Terran Orbital Business Combination”): (i) Tailwind Two will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) each outstanding Class A ordinary share of Tailwind Two will become one share of common stock, par value $0.0001 per share, of Tailwind Two (the “New Terran Orbital Common Stock”), (B) each outstanding Class B ordinary share of Tailwind Two will become one share of New Terran Orbital Common Stock, and (C) each outstanding warrant of Tailwind Two will become one warrant to purchase one share of New Terran Orbital Common Stock (D) the certificate of incorporation of Tailwind Two and the bylaws of Tailwind Two will be amended and restated; and (ii) following the Domestication, Merger Sub will merge with and into Terran Orbital, with Terran Orbital as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Tailwind Two (the “Merger”) and Tailwind Two’s name will be changed to Terran Orbital Corporation.
Merger Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, issued and outstanding (i) shares of Terran Orbital (including any warrants of Terran Orbital which are exercised immediately prior to the Merger for shares of Terran Orbital in accordance with the terms of the Merger Agreement) will be converted into New Terran Orbital Common Stock, (ii) options to purchase shares of Terran Orbital (whether vested or unvested) will be cancelled in exchange for comparable options to purchase New Terran Orbital Common Stock, pursuant to the new incentive equity plan, and (iii) outstanding and unvested restricted stock and restricted stock units of Terran Orbital (including Employee Retention Share RSUs and Employee Retention Share Restricted Stock) will be cancelled in exchange for comparable restricted stock and restricted stock unit awards to be settled in New Terran Orbital Common Stock pursuant to the new incentive equity plan.
PIPE Financing (Private Placement)
Concurrently with the execution of the Merger Agreement, Tailwind Two entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”) and an affiliate of Mr. Daniel Staton, a director and shareholder of Terran Orbital (the “Insider PIPE Investor”, and together with the PIPE Investors, the “Investors”). Pursuant to the Subscription Agreements, the Investors agreed to subscribe for and purchase, and Tailwind Two agreed to issue and sell to such Investors, immediately prior to the closing of the Terran Orbital Business Combination, an aggregate of 5,080,409 shares of New Terran Orbital Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of approximately $50.8 million (the “PIPE Financing”). The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Terran Orbital Business Combination. The Subscription Agreements provide that Tailwind Two will grant the investors in the PIPE Financing certain customary registration rights. Tailwind Two will, within 45 days after the consummation of the Terran Orbital Business Combination, file with the SEC a registration statement registering the resale of such shares of New Terran Orbital Common Stock and will use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof.
The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.
For additional information, refer to the Company’s Current Report on Form
8-K/A,
as filed with the SEC on October 29, 2021.